INCOME TAX EXPENSE (RECOVERY)	12 Months Ended
Dec. 31, 2017
INCOME TAX EXPENSE (RECOVERY)
INCOME TAX EXPENSE (RECOVERY)

17.                INCOME TAX EXPENSE (RECOVERY)

The following table shows the components of the current and deferred tax expense:

	Years ended December 31,
	2017	2016

Current tax expense (recovery)
Current period	$63.2	$223.9
Adjustment for prior period	(10.0)	(24.6)

Deferred tax expense (recovery)
Origination and reversal of temporary differences	(83.0)	(143.6)
Impact of changes in tax rate	(0.1)	—
Change in unrecognized deductible temporary differences	7.5	(6.7)
Recognition of previously unrecognized tax losses	(0.8)	0.6

Total tax expense (recovery)	$(23.2)	$49.6

The $23.2 million income tax recovery recognized in 2017 includes a net benefit of $93.4 million due to the enactment of U.S. Tax Reform legislation on December 22, 2017. The estimated net benefit includes a benefit of $124.4 million in respect of the collectability of the Alternative Minimum Tax (“AMT”) credit, which is partially offset by the write-down of net deferred tax assets to reflect the reduction in the U.S. corporate tax rate from 35% to 21% beginning January 1, 2018. Further guidance on the implementation and application of the U.S. Tax Reform legislation will be forthcoming in regulations to be issued by the Department of the Treasury, legislation or guidance from the states in which the Company operates, and directions from the Office of Management and Budget. Such legislation, regulations, directions, and additional guidance may require changes to the estimated net benefit recorded and the impact of such changes will be accounted for in the period in which the legislation, regulations, directions, and additional guidance are enacted or released by the relevant authorities.

The reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate is as follows:

	2017	2016
Combined statutory income tax rate	26.5%	26.5%

Increase (decrease) resulting from:
Mining taxes	5.0%	4.4%
Resource allowance and depletion	0.0%	1.1%
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense	(19.1)%	94.0%
Benefit of losses not recognized	33.9%	(160.1)%
Recognition of tax attributes not previously benefited	(3.5)%	(44.0)%
Under (over) provided in prior periods	(8.9)%	(8.2)%
Income not subject to tax	(3.0)%	109.2%
Effect of non-taxable impairment reversal	(17.6)%	0.0%
Enacted rate change	0.1%	0.0%
Accounting expenses disallowed for tax	9.8%	(17.2)%
Taxes on repatriation of foreign earnings	3.8%	(79.9)%
AMT Credit recovery due to U.S. Tax Reform	(29.7)%	0.0%
Other	(2.8)%	(9.2)%

Effective tax rate	(5.5)%	(83.4)%

i.Deferred income tax

The following table summarizes the components of deferred income tax:

	December 31, 2017	December 31, 2016
Deferred tax assets
Accrued expenses and other	$28.3	$39.3
Property, plant and equipment	43.3	25.5
Reclamation and remediation obligations	50.2	118.1
Inventory capitalization	3.4	8.8
Non-capital loss	6.2	—

	131.4	191.7
Deferred tax liabilities
Accrued expenses and other	4.9	14.5
Property, plant and equipment	316.8	442.0
Inventory capitalization	32.0	31.4

Deferred tax liabilities - net	$222.3	$296.2

For balance sheet disclosure purposes, deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Movement in net deferred tax liabilities:

	December 31, 2017	December 31, 2016

Balance at the beginning of the period	$296.2	$422.5
Recognized in profit/loss	(76.4)	(149.7)
Recognized in OCI	(0.8)	9.5
Other	3.3	13.9
Balance at the end of the period	$222.3	$296.2

ii.Unrecognized deferred tax assets and liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized, as at December 31, 2017 is $6.5 billion (December 31, 2016 — $6.5 billion).

Deferred tax assets have not been recognized in respect of the following items:

	December 31, 2017	December 31, 2016
Deductible temporary differences	$777.0	$721.4
Tax losses	505.4	458.5

The tax losses not recognized expire as per the amount and years noted below.  The deductible temporary differences do not expire under current tax legislation.  Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom.

iii.Non-capital losses (not recognized)

The following table summarizes the Company’s non-capital losses that can be applied against future taxable profit:

Country	Type	Amount	Expiry Date

Canada	Net operating losses	$804.2	2018 - 2037
United States(a)	Net operating losses	42.8	2018 - 2037
Chile	Net operating losses	171.4	No expiry
Mauritania	Net operating losses	21.2	2018 - 2021
Other	Net operating losses	59.9	Various

(a)	Utilization of the United States loss carry forwards will be limited in any year as a result of the previous changes in ownership.